Trade and other payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other payables
Trade payables	£ 4,605	£ 3,726
Accrued expenses	10,480	12,146
Social security and other taxes	1,549	981
Outstanding defined contribution pension costs	285	15
Total trade and other current payables	16,919	16,868
Deferred fees and charges	£ 3,955	£ 3,922